Shareholder Report, Line Graph (Details) 1014053_BrandywineGLOBAL-Dynamic US Large Cap Value ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name											BrandywineGLOBAL-Dynamic US Large Cap Value ETF (NAV)
Accumulated Value	$ 24,664	$ 24,272	$ 20,163	$ 21,128	$ 19,491	$ 11,473	$ 13,656	$ 12,995	$ 11,239	$ 10,000	$ 27,486
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,620	28,558	22,088	24,161	21,587	13,282	14,616	13,438	11,807	10,000	$ 36,157
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	23,593	22,013	18,303	19,454	17,421	11,161	13,474	12,751	11,922	10,000	$ 27,337
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 31,913	$ 29,480	$ 22,698	$ 24,599	$ 21,271	$ 13,605	$ 14,625	$ 13,357	$ 11,717	$ 10,000	$ 37,594